UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                         New York, NY           November 16, 2009
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          42

Form 13F Information Table Value Total:          $496,128
                                                (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362                             Arrow Partners LP

(2)     028-13388                             Arrow Offshore, Ltd.


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


                                                FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2    COLUMN 3        COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                        VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP           (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                --------     -----           --------  -------  --- ----  ----------  --------  ----      ------  ----
AUTOMATIC DATA PROCESSING IN  053015103    COM              2,213     56,300  SH        SOLE        NONE       56,300
COLGATE PALMOLIVE CO          194162103    COM                938     12,300  SH        SOLE        NONE       12,300
COLGATE PALMOLIVE CO          194162103    COM             12,422    162,851  SH        SHARED      1                   162,851
COLGATE PALMOLIVE CO          194162103    COM              7,487     98,149  SH        SHARED      2                    98,149
COLGATE PALMOLIVE CO          194162103    COM             10,122    132,700      CALL  SHARED      1                   132,700
COLGATE PALMOLIVE CO          194162103    COM              5,134     67,300      CALL  SHARED      2                    67,300
DIAGEO P L C                  25243Q205    SPON ADR NEW       984     16,000  SH        SOLE        NONE       16,000
DIAMOND HILL INVESTMENT GROU  25264R207    COM NEW            148      2,550  SH        SOLE        NONE        2,550
DIAMOND HILL INVESTMENT GROU  25264R207    COM NEW          4,602     79,388  SH        SHARED      1                    79,388
DIAMOND HILL INVESTMENT GROU  25264R207    COM NEW          2,317     39,972  SH        SHARED      2                    39,972
EXPRESS SCRIPTS INC           302182100    COM             13,871    178,799  SH        SHARED      1                   178,799
EXPRESS SCRIPTS INC           302182100    COM              6,610     85,201  SH        SHARED      2                    85,201
INTERVAL LEISURE GROUP INC    46113M108    COM              1,719    137,942  SH        SOLE        NONE      137,942
INTERVAL LEISURE GROUP INC    46113M108    COM             11,958    959,709  SH        SHARED      1                   959,709
INTERVAL LEISURE GROUP INC    46113M108    COM              6,481    520,129  SH        SHARED      2                   520,129
ISHARES INC                   464286673    MSCI SINGAPORE   7,035    654,400  SH        SHARED      1                   654,400
ISHARES INC                   464286673    MSCI SINGAPORE   2,322    216,000  SH        SHARED      2                   216,000
JOHNSON & JOHNSON             478160104    COM              3,479     57,132  SH        SHARED      1                    57,132
JOHNSON & JOHNSON             478160104    COM              1,392     22,868  SH        SHARED      2                    22,868
JOHNSON & JOHNSON             478160104    COM             13,122    215,500      CALL  SOLE        NONE      215,500
JOHNSON & JOHNSON             478160104    COM             23,771    390,400      CALL  SHARED      1                   390,400
JOHNSON & JOHNSON             478160104    COM             17,609    289,200      CALL  SHARED      2                   289,200
MASTERCARD INC                57636Q104    CL A            85,792    424,400  SH        SOLE        NONE      424,400
MASTERCARD INC                57636Q104    CL A            63,249    312,880  SH        SHARED      1                   312,880
MASTERCARD INC                57636Q104    CL A            26,729    132,226  SH        SHARED      2                   132,226
MEAD JOHNSON NUTRITION CO     582839106    COM CL A         4,942    109,550  SH        SOLE        NONE      109,550
MEAD JOHNSON NUTRITION CO     582839106    COM CL A        18,035    399,809  SH        SHARED      1                   399,809
MEAD JOHNSON NUTRITION CO     582839106    COM CL A         8,539    189,290  SH        SHARED      2                   189,290
PHILIP MORRIS INTL INC        718172109    COM             19,301    396,000  SH        SOLE        NONE      396,000
PHILIP MORRIS INTL INC        718172109    COM             12,761    261,808  SH        SHARED      1                   261,808
PHILIP MORRIS INTL INC        718172109    COM              6,677    136,984  SH        SHARED      2                   136,984
PHILIP MORRIS INTL INC        718172109    COM             14,622    300,000      CALL  SOLE        NONE      300,000
PHILIP MORRIS INTL INC        718172109    COM             11,595    237,900      CALL  SHARED      1                   237,900
PHILIP MORRIS INTL INC        718172109    COM              6,439    132,100      CALL  SHARED      2                   132,100
RIVIERA HLDGS CORP            769627100    COM                 40     55,100  SH        SHARED      1                    55,100
UNILEVER N V                  904784709    N Y SHS NEW      1,068     37,000  SH        SOLE        NONE       37,000
UNILEVER N V                  904784709    N Y SHS NEW      9,668    335,000  SH        SHARED      1                   335,000
UNILEVER N V                  904784709    N Y SHS NEW      7,071    245,000  SH        SHARED      2                   245,000
VISA INC                      92826C839    COM CL A         8,984    130,000  SH        SOLE        NONE      130,000
VISA INC                      92826C839    COM CL A        23,195    335,620  SH        SHARED      1                   335,620
VISA INC                      92826C839    COM CL A        10,900    157,713  SH        SHARED      2                   157,713
YUM BRANDS INC                988498101    COM                787     23,300  SH        SOLE        NONE       23,300



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